Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Revenues from Contracts with Customers	Revenues from Contracts with Customers6.1 Disaggregated Revenue Information
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,

(in millions €)	2025		2024		2023
COVID-19 vaccine revenues	1,995.3	70%	2,432.1	88%	3,776.2	99%
Revenues from out-licensing	613.0	21%	—	—%	—	—%
Other revenues	261.6	9%	319.0	12%	42.8	1%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%

(in millions €)	Years ended December 31,

Revenues by customers	2025		2024		2023
Pfizer	1,602.0	56%	2,011.7	73%	3,293.0	86%
German Federal Ministry of Health	627.5	22%	701.0	25%	473.6	12%
Bristol Myers Squibb	613.0	21%	—	—%	—	—%
Other customers	27.4	1%	38.4	2%	52.4	2%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%

(in millions €)	Years ended December 31,

Revenues by countries	2025		2024		2023
United States	1,794.9	63%	1,847.8	67%	3,010.9	79%
Germany	759.1	26%	706.9	26%	482.7	13%
Ireland	304.8	11%	177.8	6%	203.8	5%
Rest of the World	11.1	—%	18.6	1%	121.6	3%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%
COVID-19 Vaccine Revenues
Our COVID-19 vaccine revenues were recognized from the supply and sales of our COVID-19 vaccine worldwide during the years ended December 31, 2025 and 2024, mainly comprising our share of the collaboration partner’s gross profit derived from sales in the collaboration partner’s territory. Overall, our
COVID-19 vaccine revenues amounted to €1,995.3 million and €2,432.1 million during the years ended
December 31, 2025 and 2024, respectively and decreased as compared to the year ended December 31, 2024, in line with a lower COVID-19 vaccine market demand. Our COVID-19 vaccine revenues are subject to seasonal effects in the fall and winter of the northern hemisphere.
Revenues from Out-Licensing
On June 2, 2025, we and BMS announced a global strategic partnership to co-develop and co-commercialize our next-generation bispecific antibody candidate, pumitamig (BNT327 / BMS986545), broadly for multiple solid tumor types. Under the terms of the agreement, we granted BMS a worldwide, co-exclusive license to use the licensed intellectual property, or IP, for the development, manufacturing and commercialization of our investigational bispecific antibody pumitamig as monotherapy or in combination with other products. We and
BMS will jointly share development and manufacturing costs on a 50:50 basis, subject to certain exceptions.
Global profits and losses will be equally shared as well. We received an upfront payment amounting to
$1.5 billion during the year ended December 31, 2025, and are eligible to receive $2.0 billion total in non-
contingent anniversary payments through 2028 as well as up to $7.6 billion in additional development, regulatory and commercial milestone payments contingent on achievement of certain development, regulatory and commercial milestones.
On August 15, 2025, we and BMS entered into an amended and restated agreement that replaced the original agreement. The new agreement governs the collaboration, including in particular the performance-related rights and obligations, without affecting the financial terms agreed in the original agreement. The license granted in respect of our IP was determined to be a separate unit of account from the other promises, which we refer to as development activities, and accounted for under IFRS 15 as the granting of a license to our IP is an output of our ordinary activities. Based on the terms of the contract, we have identified material rights relating to options to cancel the contract. In allocating revenues to the material rights throughout the development period, management determined an expected consideration of $3.5 billion, consisting of the upfront payment and the anniversary payments. The expected consideration is attributed to each option to cancel the contract using the practical alternative under IFRS 15.B43. Each material right is recognized as revenues at the point in time BMS makes use of its option or when such right expires. The upfront payment was recorded as contract liability
(€1,313.6 million, converted as of the contract date of the initial agreement, June 2, 2025). We determined that the criteria in IFRS 15.9 were subsequently met with the conclusion of the amended and restated agreement as of August 15, 2025. During the year ended December 31, 2025, revenues in the amount of €613.0 million were recognized on a cumulative catch-up basis as of June 2, 2025, the date the initial agreement was effective, and
€700.6 million have been deferred and will be recognized upon BMS makes use of its option or when such right expires. All milestone payments are considered to be constrained, as the achievement of the milestone events depends on the success of the underlying research and development activities, which is outside our control.
Sales-based milestone payments will be recognized when the underlying sale transactions have occurred.
Other revenues
Our remaining other revenues were mainly derived from a pandemic preparedness contract with the German government, during the years ended December 31, 2025 and 2024. The change was mainly due to the catch-up of revenues associated with the pandemic preparedness contract in the amount of €103.1 million in previous year, partly compensated by a one-time effect associated with Pfizer´s opt-out from the further development of our shingles program, BNT167, in the amount of €60.0 million in the year ended December 31, 2025.
Revenues from contracts with customers were recognized as follows:

	Years ended December 31,

(in millions €)	2025	2024	2023
Timing of revenue recognition
Goods and services transferred at a point in time	1,391.4	611.4	776.3
Goods and services transferred over time	241.9	298.5	15.4
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	1,236.6	1,841.2	3,027.3
Total	2,869.9	2,751.1	3,819.0
(1)Represents sales based on the share of the collaboration partners’ gross profit.
6.2 Contract Assets
The contract assets developed as follows:

	2025			2024
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	10.0	9.8	19.8	4.9	—	4.9
Additions	—	—	—	—	28.4	28.4
thereof: attributable to performance obligations satisfied in prior periods	—	—	—	—	23.6	23.6
Reclassification to trade accounts receivables	(9.7)	—	(9.7)	(13.5)	—	(13.5)
Reclassification from non-current to current	7.8	(7.8)	—	18.6	(18.6)	—
As of December 31	8.1	2.0	10.1	10.0	9.8	19.8
Our contract assets were significantly influenced by the rendering of services under the pandemic preparedness contract with the German government during the years ended December 31, 2025 and 2024.
Contract Liabilities
The development of the contract liabilities is as follows:

	2025			2024
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	294.9	183.0	477.9	353.3	398.5	751.8
Additions from business combinations	—	0.4	0.4	—	—	—
Other additions	652.4	661.2	1,313.6	—	—	—
Reclassification from non-current to current	756.6	(756.6)	—	215.5	(215.5)	—
Recognition as revenues	(948.7)	—	(948.7)	(272.7)	—	(272.7)
Currency effects functional currency	(0.3)	—	(0.3)	(1.2)	—	(1.2)
As of December 31	754.9	88.0	842.9	294.9	183.0	477.9
Contract liabilities increased compared to the previous year in connection with the upfront payment under the global strategic partnership with Bristol Myers Squibb Company in the amount of €1,313.6 million. As of
December 31, 2025, the contract liabilities included €700.6 million (as of December 31, 2024: nil) of such payments, €140.5 million in connection with the amendment of the COVID-19 vaccine purchase agreement with the European Commission, or EC, and €1.1 million of remaining upfront fees from our collaboration agreement with Pfizer (Zoster) (as of December 31, 2024: €416.2 million payments under our COVID-19 vaccine purchase agreement with the European Commission and €61.1 million of remaining upfront fees from our collaboration agreement with Pfizer (Zoster)).
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,

(in millions €)	2025	2024	2023
Amounts included in contract liabilities at the beginning of the year	335.7	272.7	3.5